Earnings Per Share	9 Months Ended
Jul. 31, 2021
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Earnings Per Share
Note 9: Earnings Per Share
Basic earnings per share is calculated by dividing net income, after deducting dividends payable on preferred shares and distributions payable on other equity instruments, by the daily average number of fully paid common shares outstanding throughout the period.
Diluted earnings per share is calculated in the same manner, with further adjustments made to reflect the dilutive impact of instruments convertible into our common shares.
The following tables present our basic and diluted earnings per share:
Basic Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended		For the nine months ended
	July 31, 2021	July 31, 2020	July 31, 2021	July 31, 2020
Net income	2,275	1,232	5,595	3,513
Dividends on preferred shares and distributions payable on other equity instruments	(61)	(73)	(185)	(195)
Net income available to common shareholders	2,214	1,159	5,410	3,318
Weighted-average number of common shares outstanding (in thousands)	647,178	641,300	646,808	640,129
Basic earnings per common share (Canadian $)	3.42	1.81	8.36	5.18
Diluted Earnings Per Common Share
Net income available to common shareholders adjusted for impact of dilutive instruments	2,214	1,159	5,410	3,318
Weighted-average number of common shares outstanding (in thousands)	647,178	641,300	646,808	640,129
Effect of dilutive instruments
Stock options potentially exercisable (1)	6,213	2,400	6,585	3,473
Common shares potentially repurchased	(4,394)	(2,046)	(5,229)	(2,721)
Weighted-average number of diluted common shares outstanding (in thousands)	648,997	641,654	648,164	640,881
Diluted earnings per common share (Canadian $)	3.41	1.81	8.35	5.18

(1)
In computing diluted earnings per share, we did not exclude any stock options outstanding for the three
and
 nine months ended July 31, 2021 as the average share price for the period exceeded the exercise price. For the three and nine months ended July 31, 2020, we excluded average stock options outstanding of 4,238,334 and 3,124,912 with a weighted-average exercise price of $94.30 and $99.72, respectively, as the average share price for the period did not exceed the exercise price.